Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
3.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,	As of June 30,
	2017	2018
	US$	US$

Staff advances	312	327
Prepayment for share repurchase (i)	-	10,100
Prepayment for products	1,008	5,347
Advance to OEM	3,662	11,718
Rental and other deposits	1,203	990
VAT recoverable	2,189	3,157
Loan to third parties	1,469	-
Receivable from an agent	6,318	3,392
Others	79	129

	16,240	35,160

(i) On January 10, 2018, the Company entered into a stock repurchase agreement (“Stock Repurchase Agreement”) with Zhengqi International Holding Limited (“Zhengqi”), an existing shareholder, pursuant to which the Company agreed to repurchase 966,136 ordinary shares from Zhengqi at an aggregate purchase price of $10 million. The $10 million share repurchase consideration was transferred to Zhengqi in January 2018 and recorded as a prepayment as of June 30, 2018. The repurchase is expected to be completed in the second half of 2018.

6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2016	2017
	US$	US$

Staff advances	293	312
Prepayment for products	-	1,008
Advance to OEM	3,739	3,662
Rental and other deposits	1,048	1,203
VAT recoverable	963	2,189
Loan to third parties	519	1,469
Receivable from an agent	-	6,318
Others	37	79

	6,599	16,240